PGIM Jennison Focused Growth ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PGIM Jennison Focused Growth ETF | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	16.78%	31.38%	54.52%